Equity - Share Options, Rollforward (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Share-Based Payment Arrangements [Abstract]
Options Outstanding (in shares) | shares	5,537,729	5,505,500
Options granted (in shares) | shares	1,498,776	1,363,315
Options exercised (in shares) | shares	(1,820,193)	(443,589)
Options forfeited (in shares) | shares	(277,839)	(583,827)
Options expired (in shares) | shares	(110,300)	(303,670)
Options Outstanding (in shares) | shares	4,828,173	5,537,729
Weighted average exercise price of share options outstanding (usd per share) | $	$ 1.84	$ 2.10
Weighted average exercise price of share options granted (usd per share) | $	2.21	1.34
Weighted average exercise price of share options exercised (usd per share) | $	1.99	1.12
Weighted average exercise price of share options forfeited (usd per share) | $	1.91	2.63
Weighted average exercise price of share options expired (usd per share) | $	2.31	4.77
Weighted average exercise price of share options outstanding (usd per share) | $	$ 2.01	$ 1.84